Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt, net.
Schedule of long-term debt, net

Long‑term debt consisted of the following (in thousands):

	Balance as of	Balance as of
	December 31,	December 31,
Credit Facility	2020	2019
The Royal Bank of Scotland $475.5 mil. Facility	$433,412	$458,604
HSH Nordbank AG—Aegean Baltic Bank—Piraeus Bank $382.5 mil. Facility	351,759	372,340
Citibank $114 mil. Facility	63,061	74,402
Credit Suisse $171.8 mil. Facility	101,254	115,759
Citibank—Eurobank $37.6 mil. Facility	17,669	27,455
Club Facility $206.2 mil.	124,427	143,389
Sinosure Cexim—Citibank—ABN Amro $203.4 mil. Facility	20,340	40,680
Citibank $123.9 mil. Facility	85,280	88,793
Citibank $120 mil. Facility	93,742	100,245
Macquarie Bank $58 mil. Facility	56,000	—
SinoPac $13.3 mil. Facility	12,800	—
Fair value of debt	(14,304)	(19,994)
Comprehensive Financing Plan exit fees accrued	22,660	22,139
Total long-term debt	$1,368,100	$1,423,812
Less: Deferred finance costs, net	(25,093)	(33,476)
Less: Current portion, net	(155,662)	(119,673)
Total long-term debt net of current portion and deferred finance cost	$1,187,345	$1,270,663

Schedule of debt maturities of long-term debt

The scheduled debt maturities of total long-term debt subsequent to December 31, 2020 are as follows (in thousands):

	Fixed principal	Variable principal	Final	Total
Payments due by period ended	repayments	repayments	payments *	principal payments
December 31, 2021	$132,003	$23,943	—	$155,946
December 31, 2022	100,823		—	100,823
December 31, 2023	83,594		$693,336	776,930
December 31, 2024	6,400		287,095	293,495
December 31, 2025	3,200		29,350	32,550
Total long-term debt	$326,020	$23,943	$1,009,781	$1,359,744

*     The final payments include the unamortized remaining principal debt balances under the 2018 Credit Facilities, as such amount will be determinable following the fixed amortization. As mentioned above, the Company is also subject to quarterly  variable principal amortization based on actual free cash flows, which are included under “Final payments” in this table.